Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Instruments by Category

	Financial assets	Financial assets
Financial assets	at FVPL	at amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2020
Other receivables	—	5,612	5,612
Financial assets at fair value through profit or loss	13,068	—	13,068
Cash and cash equivalents	—	1,010,076	1,010,076
	13,068	1,015,688	1,028,756

	Financial assets	Financial assets
Financial assets	at FVPL	at amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2021
Other receivables	—	6,423	6,423
Cash and cash equivalents	—	1,706,880	1,706,880
	—	1,713,303	1,713,303

	Financial	Financial
	liabilities at	liabilities at
Financial Liabilities	FVPL	amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2020
Financial instruments with preferred rights	2,071,508	—	2,071,508
Other payables	—	8,631	8,631
Trade payables	—	24,638	24,638
Lease liabilities	—	913	913
	2,071,508	34,182	2,105,690

	Financial	Financial
	liabilities at	liabilities at
Financial Liabilities	FVPL	amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2021
Other payables	—	21,456	21,456
Trade payables	—	81,195	81,195
Lease liabilities	—	793	793
.	—	103,444	103,444